T. ROWE PRICE Institutional Large-Cap Core Growth Fund
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION
SERVICES 21.1%
Entertainment 2.9%
Netflix (1) 185,488 69,482
Sea, ADR (1) 457,542 54,809
Spotify Technology (1) 76,575 11,564
Walt Disney (1) 136,257 18,689
154,544
Interactive Media & Services 17.9%
Alphabet, Class A (1) 19,199 53,399
Alphabet, Class C (1) 197,268 550,968
Meta Platforms, Class A (1) 1,218,441 270,933
Pinterest, Class A (1) 551,842 13,581
Snap, Class A (1) 1,601,540 57,639
Tencent Holdings (HKD)  500,500 23,070
969,590
Wireless Telecommunication
Services 0.3%
T-Mobile U.S. (1) 103,339 13,264
13,264
Total Communication Services 1,137,398
CONSUMER
DISCRETIONARY 21.2%
Automobiles 4.4%
Rivian Automotive, Acquisition Date:
1/19/21 - 3/2/22, Cost $33,212 (1)(2) 672,762 32,110
Rivian Automotive, Class A (1) (3) 263,927 13,260
Tesla (1) 181,321 195,391
240,761
Hotels, Restaurants & Leisure 1.5%
Booking Holdings (1) 12,496 29,346
Chipotle Mexican Grill (1) 25,806 40,826
Starbucks  118,294 10,761
80,933
Internet & Direct Marketing
Retail 11.6%
Amazon.com (1) 181,340 591,159
DoorDash, Class A (1) 304,811 35,721
JD.com, Class A (HKD)  25,438 722
627,602
Multiline Retail 0.7%
Dollar General  172,546 38,414
38,414
Specialty Retail 1.5%
Carvana (1) 292,280 34,866
Ross Stores  385,058 34,833
TJX  146,407 8,869
78,568
Textiles, Apparel & Luxury
Goods 1.5%
Lululemon Athletica (1) 116,845 42,675
Shares $ Value
(Cost and value in $000s)
‡
NIKE, Class B  296,773 39,934
82,609
Total Consumer Discretionary 1,148,887
FINANCIALS 2.8%
Capital Markets 2.2%
Charles Schwab  335,865 28,317
Goldman Sachs Group  153,482 50,664
MSCI  13,026 6,551
S&P Global  86,679 35,554
121,086
Insurance 0.6%
Chubb  86,124 18,422
Marsh & McLennan  66,814 11,386
29,808
Total Financials 150,894
HEALTH CARE 10.0%
Health Care Equipment &
Supplies 2.8%
Align Technology (1) 23,930 10,433
Intuitive Surgical (1) 278,799 84,108
Stryker  158,017 42,246
Teleflex  42,203 14,975
151,762
Health Care Providers &
Services 3.1%
HCA Healthcare  115,155 28,860
Humana  46,486 20,230
UnitedHealth Group  235,908 120,306
169,396
Health Care Technology 0.2%
Veeva Systems, Class A (1) 61,109 12,983
12,983
Life Sciences Tools & Services 1.8%
Danaher  215,152 63,110
Thermo Fisher Scientific  57,670 34,063
97,173
Pharmaceuticals 2.1%
AstraZeneca, ADR  215,555 14,300
Eli Lilly  246,914 70,709
Zoetis  164,427 31,009
116,018
Total Health Care 547,332
INDUSTRIALS & BUSINESS
SERVICES 1.1%
Commercial Services &
Supplies 0.1%
Cintas  15,724 6,689
6,689
Industrial Conglomerates 0.8%
General Electric  171,698 15,711
Roper Technologies  59,554 28,123
43,834

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services 0.2%
TransUnion  84,314 8,713
8,713
Total Industrials & Business Services 59,236
INFORMATION
TECHNOLOGY 43.0%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  72,508 9,497
9,497
It Services 0.1%
Adyen (EUR) (1) 3,943 7,810
7,810
IT Services 7.7%
Affirm Holdings (1)(3) 191,291 8,853
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $6,963 (1)(2)(4) 1,826,940 5,207
Block, Class A (1) 210,784 28,582
Mastercard, Class A  309,798 110,716
MongoDB (1) 77,664 34,451
PayPal Holdings (1) 289,739 33,508
Shopify, Class A (1) 45,706 30,895
Snowflake, Class A (1) 57,729 13,228
Twilio, Class A (1) 32,201 5,307
Visa, Class A  658,165 145,961
416,708
Semiconductors & Semiconductor
Equipment 6.9%
Advanced Micro Devices (1) 531,967 58,165
ASML Holding  66,534 44,440
Marvell Technology  337,480 24,201
Monolithic Power Systems  43,276 21,018
NVIDIA  681,558 185,970
Taiwan Semiconductor Manufacturing,
ADR  165,986 17,306
Texas Instruments  131,215 24,075
375,175
Software 19.4%
Atlassian, Class A (1) 114,715 33,707
Bill.com Holdings (1) 148,200 33,610
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(2)(4) 3,708 5,061
Confluent, Class A (1) 188,000 7,708
Crowdstrike Holdings, Class A (1) 28,354 6,438
Datadog, Class A (1) 88,189 13,358
DocuSign (1) 119,201 12,769
Fortinet (1) 110,093 37,623
Gusto, Acquisition Date: 10/4/21,
Cost $2,093 (1)(2)(4) 72,683 2,090
HashiCorp, Class A (1)(3) 49,255 2,660
Intuit  181,368 87,209
Microsoft  2,039,239 628,718
Paycom Software (1) 11,461 3,970
ServiceNow (1) 217,406 121,071
Shares $ Value
(Cost and value in $000s)
‡
Synopsys (1) 170,606 56,858
1,052,850
Technology Hardware, Storage &
Peripherals 8.7%
Apple  2,700,918 471,607
471,607
Total Information Technology 2,333,647
MATERIALS 0.3%
Chemicals 0.3%
Linde  47,715 15,241
Sherwin-Williams  9,201 2,297
Total Materials 17,538
REAL ESTATE 0.1%
Real Estate Management &
Development 0.1%
Opendoor Technologies, Class A (1) 882,200 7,631
Total Real Estate 7,631
Total Common Stocks (Cost
$2,825,694) 5,402,563
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)(2)
(4) 233 318
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(2)(4) 26 35
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4 (1)(2)(4) 2 3
Databricks, Series G, Acquisition Date:
2/1/21, Cost $1,958 (1)(2)(4) 11,038 1,831
Databricks, Series H, Acquisition Date:
8/31/21, Cost $5,925 (1)(2)(4) 26,877 4,458
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(2)(4) 98,373 2,990
Total Information Technology 9,635
Total Convertible Preferred Stocks
(Cost $11,318) 9,635
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 0.29% (5)(6) 18,240,605 18,241
Total Short-Term Investments (Cost
$18,241) 18,241

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 0.29% (5)(6) 12,985,504 12,986
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 12,986
Total Securities Lending Collateral
(Cost $12,986) 12,986
Total Investments in
Securities 100.3%
(Cost $2,868,239) $ 5,443,425
Other Assets Less Liabilities (0.3)% (15,588)
Net Assets 100.0% $ 5,427,837
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $54,103 and represents 1.0% of net assets.
(3) All or a portion of this security is on loan at March 31, 2022.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 10,983  ¤  ¤ $ 31,227
Total $ 31,227^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $6 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $31,227.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E148-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,326,493 $ 63,712 $ 12,358 $ 5,402,563
Convertible Preferred Stocks — — 9,635 9,635
Short-Term Investments 18,241 — — 18,241
Securities Lending Collateral 12,986 — — 12,986
Total $ 5,357,720 $ 63,712 $ 21,993 $ 5,443,425